Secured Note Payable to Related Party (Details Narrative) - USD ($)	May 10, 2018	Jun. 30, 2018	Dec. 31, 2017	Nov. 08, 2017	Oct. 31, 2017	Dec. 31, 2016	Jan. 01, 2014	Dec. 31, 2013	Jul. 01, 2012
Interest rate							8.00%	20.00%	8.00%
Warrants to purchase number of shares					1,936
Warrant exercise price		$ 1.10			$ 1.25
Warrants		$ 4,092,050	$ 3,000,000
Secured note payable, net		252,968				$ 68,471
Debt discount		(1,555,556)	(1,555,556)
Warrant One [Member]
Warrants to purchase number of shares	1,000,000
Warrant exercise price	$ 1.50
Warrant expiration date	May 10, 2023
Warrant Two [Member]
Warrants to purchase number of shares	2,250,000
Warrant exercise price	$ 1.50
Warrant expiration date	May 10, 2023
Purchase price of share	$ 0.03
Price per share	$ 1.75
Warrant Three [Member]
Warrants to purchase number of shares	2,250,000
Warrant exercise price	$ 1.50
Warrant expiration date	May 10, 2023
Purchase price of share	$ 0.03
Price per share	$ 2.00
Warrant Four [Member]
Warrants to purchase number of shares	2,000,000
Warrant exercise price	$ 1.50
Warrant expiration date	May 10, 2023
Purchase price of share	$ 0.03
Price per share	$ 1.50
In Case of Default [Member]
Interest rate	18.00%			15.00%
YA II PN, Ltd. [Member]
Convertible notes payable	$ 1,500,000	$ 1,500,000
Interest rate	8.00%
Debt maturity date	Feb. 09, 2019
Warrant term	5 years	5 years
Warrants to purchase number of shares	7,500,000	1,000,000
Warrant exercise price		$ 0.01
Price per share		$ 1.00
Warrants	$ 7,677,406
Finance cost	$ 6,177,406
Secured note payable, net		$ 252,968
Debt discount		$ (1,247,032)
YA II PN, Ltd. [Member] | Warrant Two [Member]
Price per share	$ 1.75
YA II PN, Ltd. [Member] | Warrant Three [Member]
Price per share	2.00
YA II PN, Ltd. [Member] | Warrant Four [Member]
Price per share	$ 2.50